Acquisitions, Acquired Intangible Assets, and Goodwill - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Goodwill [Roll Forward]
Balance	$ 0
Prowly acquisition	1,991
Balance	$ 1,991